Consolidated Statements of Stockholders' Equity - USD ($)	Issued Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unallocated ESOP	Total
Balance at Dec. 31, 2014	$ 17,995	$ 13,900,743	$ 30,635,787	$ 711,483	$ (249,910)	$ 45,016,098
Balance (in shares) at Dec. 31, 2014	1,799,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			3,026,123			3,026,123
Other comprehensive income (loss)				78,858		78,858
Stock repurchases	$ (327)	(764,984)				(765,311)
Stock repurchases (in shares)	(32,685)
Exercise of stock options	$ 247	382,374				382,621
Exercise of stock options (in shares)	24,715
Tax benefit of nonqualified options		4,169				4,169
Stock-based compensation expense		90,163				90,163
Common shares held by ESOP, committed to be released		52,449			38,200	90,649
Dividends on common stock, $1.32 per share and $0.40 per share in 2015 and 2016, respectively			(2,356,870)			(2,356,870)
Balance at Dec. 31, 2015	$ 17,915	13,664,914	31,305,040	790,341	(211,710)	45,566,500
Balance (in shares) at Dec. 31, 2015	1,791,513
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			3,047,909			3,047,909
Other comprehensive income (loss)				(1,966,635)		(1,966,635)
Stock repurchases	$ (48)	(127,070)				(127,118)
Stock repurchases (in shares)	(4,801)
Exercise of stock options	$ 135	201,441				201,576
Exercise of stock options (in shares)	13,532
Tax benefit of nonqualified options		10,199				10,199
Stock-based compensation expense		90,163				90,163
Common shares held by ESOP, committed to be released		69,081			39,340	108,421
Dividends on common stock, $1.32 per share and $0.40 per share in 2015 and 2016, respectively			(685,450)			(685,450)
Balance at Dec. 31, 2016	$ 18,002	$ 13,908,728	$ 33,667,499	$ (1,176,294)	$ (172,370)	$ 46,245,565
Balance (in shares) at Dec. 31, 2016	1,800,244